Financial instruments: (Tables)	9 Months Ended
Dec. 31, 2011
Financial instruments:
Schedule of contractual maturities of financial obligations

	Carrying amount	Contractual cash flows	< 1 year	1-3 years	4-5 years	> 5 years
Accounts payable and accrued liabilities	$55,807	$55,807	$55,807	—	—	—
Unsecured subordinated debentures (1)	35,398	44,077	2,246	41,831	—	—
Long-term payable (2)	9,330	9,859	—	9,859	—	—
Senior financing (3)	24,871	28,791	8,124	8,866	9,493	2,308
Senior revolving financing (3)	11,360	14,386	12,191	1,033	1,033	129
Other bank financing	2,557	2,720	1,711	470	395	144
Other long-term debt	2,629	2,845	1,236	1,347	260	2
Operating lease commitments	—	10,568	4,122	5,073	1,373	—
Royalty payments(4)	—	23,735	1,327	2,655	19,753	—

	$141,952	$192,788	$86,764	$71,134	$32,307	$2,583

(1)	Includes interest at 9%.
(2)	Includes interest at 3.72%.
(3)	Includes interest at 4.1%, the rate in effect at December 31, 2011.
(4)

From fiscal 2011 to 2015, inclusive, the Company is obligated to pay annual royalties equal to the greater of $1,327 (CDN$1,350) or 0.33% of the Company’s gross annual revenue from all sources, provided that gross revenue exceeds CDN$13,500 in any aforementioned fiscal year, up to a maximum of $27,718 (CDN$28,189). The Company has assumed the minimum required payments.

Schedule of carrying amount of financial instruments subject to exposure to foreign currency risk in the consolidated balance sheet	Table 2